Allowance for credit losses - Allowance Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	$ 477,708	$ 569,348
Impact of adopting CECL	315,107
Provision (reversal of provision)	282,336	165,779
Initial allowance for credit losses - PCD Loans	7,512
Charge-offs	(259,331)	(345,679)
Recoveries	72,918	88,260
Balance at end of period	896,250	477,708
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		85,226
General ALLL		392,482
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	8,717	8,216
Impact of CECL	(5,460)
Provision	12,593	501
Balance at end of period	15,850	8,717
Impaired loans		1,032,821
Loans held-in-portolio excluding impaired loans		26,374,052
Loans held-in-portfolio	29,385,196	27,406,873
Construction
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	4,778	7,424
Impact of adopting CECL	(2,871)
Provision (reversal of provision)	11,383	(3,544)
Initial allowance for credit losses - PCD Loans	0
Charge-offs	(1,509)	(2,324)
Recoveries	2,174	3,222
Balance at end of period	13,955	4,778
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		6
General ALLL		4,772
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	413	143
Impact of CECL	399
Provision	8,266	270
Balance at end of period	9,078	413
Impaired loans		119
Loans held-in-portolio excluding impaired loans		830,973
Loans held-in-portfolio	918,765	831,092
Mortgages
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	121,108	147,412
Impact of adopting CECL	96,512
Provision (reversal of provision)	10,209	15,486
Initial allowance for credit losses - PCD Loans	7,512
Charge-offs	(30,139)	(48,182)
Recoveries	10,514	6,392
Balance at end of period	215,716	121,108
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		42,804
General ALLL		78,304
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of CECL	0
Provision	0	0
Balance at end of period	0	0
Impaired loans		531,855
Loans held-in-portolio excluding impaired loans		6,651,677
Loans held-in-portfolio	7,890,680	7,183,532
Legacy
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	630	969
Impact of adopting CECL	382
Provision (reversal of provision)	309	(1,738)
Initial allowance for credit losses - PCD Loans	0
Charge-offs	(102)	105
Recoveries	174	1,294
Balance at end of period	1,393	630
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		630
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	6	0
Impact of CECL	(2)
Provision	(4)	6
Balance at end of period	0	6
Impaired loans		0
Loans held-in-portolio excluding impaired loans		22,105
Loans held-in-portfolio	15,473	22,105
Unfunded loan commitment
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at end of period	15,850
Commercial
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	147,052	239,115
Impact of adopting CECL	91,496
Provision (reversal of provision)	108,467	(25,944)
Initial allowance for credit losses - PCD Loans	0
Charge-offs	(29,707)	(94,181)
Recoveries	14,961	28,062
Balance at end of period	332,269	147,052
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		20,533
General ALLL		126,519
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	830	874
Impact of CECL	1,611
Provision	4,225	(44)
Balance at end of period	6,666	830
Impaired loans		399,549
Loans held-in-portolio excluding impaired loans		11,913,202
Loans held-in-portfolio		12,312,751
Commercial | Unfunded loan commitment
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at end of period	6,666
Leasing
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	10,768	11,486
Impact of adopting CECL	(713)
Provision (reversal of provision)	14,172	8,619
Initial allowance for credit losses - PCD Loans	0
Charge-offs	(10,447)	(11,834)
Recoveries	3,083	2,497
Balance at end of period	16,863	10,768
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		61
General ALLL		10,707
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of CECL	0
Provision	0	0
Balance at end of period	0	0
Impaired loans		507
Loans held-in-portolio excluding impaired loans		1,059,000
Loans held-in-portfolio	1,197,661	1,059,507
Leasing | Unfunded loan commitment
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at end of period	0
Consumer
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	193,372	162,942
Impact of adopting CECL	130,301
Provision (reversal of provision)	137,796	172,900
Initial allowance for credit losses - PCD Loans	0
Charge-offs	(187,427)	(189,263)
Recoveries	42,012	46,793
Balance at end of period	316,054	193,372
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		21,822
General ALLL		171,550
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	7,468	7,199
Impact of CECL	(7,468)
Provision	106	269
Balance at end of period	106	7,468
Impaired loans		100,791
Loans held-in-portolio excluding impaired loans		5,897,095
Loans held-in-portfolio		5,997,886
Consumer | Unfunded loan commitment
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at end of period	106
Puerto Rico
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	432,651	507,158
Impact of adopting CECL	270,368
Provision (reversal of provision)	205,865	135,751
Initial allowance for credit losses - PCD Loans	7,512
Charge-offs	(238,281)	(281,355)
Recoveries	61,635	71,097
Balance at end of period	739,750	432,651
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		81,455
General ALLL		351,196
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	8,439	7,983
Impact of CECL	(6,494)
Provision	7,578	456
Balance at end of period	9,523	8,439
Impaired loans		1,011,704
Loans held-in-portolio excluding impaired loans		19,168,528
Loans held-in-portfolio	21,573,280	20,180,232
Puerto Rico | Construction
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	574	886
Impact of adopting CECL	115
Provision (reversal of provision)	3,228	(3,417)
Initial allowance for credit losses - PCD Loans	0
Charge-offs	0	(109)
Recoveries	954	3,214
Balance at end of period	4,871	574
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		6
General ALLL		568
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	294	42
Impact of CECL	(185)
Provision	4,501	252
Balance at end of period	4,610	294
Impaired loans		119
Loans held-in-portolio excluding impaired loans		137,351
Loans held-in-portfolio	157,106	137,470
Puerto Rico | Mortgages
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	116,281	142,978
Impact of adopting CECL	86,081
Provision (reversal of provision)	5,318	14,658
Initial allowance for credit losses - PCD Loans	7,512
Charge-offs	(30,080)	(47,577)
Recoveries	10,445	6,222
Balance at end of period	195,557	116,281
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		40,596
General ALLL		75,685
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of CECL	0
Provision	0	0
Balance at end of period	0	0
Impaired loans		522,469
Loans held-in-portolio excluding impaired loans		5,644,279
Loans held-in-portfolio	6,770,143	6,166,748
Puerto Rico | Commercial
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	131,063	207,214
Impact of adopting CECL	62,393
Provision (reversal of provision)	48,756	(41,440)
Initial allowance for credit losses - PCD Loans	0
Charge-offs	(27,731)	(53,852)
Recoveries	10,842	19,141
Balance at end of period	225,323	131,063
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		20,533
General ALLL		110,530
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	678	742
Impact of CECL	1,158
Provision	3,077	(64)
Balance at end of period	4,913	678
Impaired loans		397,452
Loans held-in-portolio excluding impaired loans		6,863,678
Loans held-in-portfolio		7,261,130
Puerto Rico | Leasing
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	10,768	11,486
Impact of adopting CECL	(713)
Provision (reversal of provision)	14,172	8,619
Initial allowance for credit losses - PCD Loans	0
Charge-offs	(10,447)	(11,834)
Recoveries	3,083	2,497
Balance at end of period	16,863	10,768
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		61
General ALLL		10,707
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of CECL	0
Provision	0	0
Balance at end of period	0	0
Impaired loans		507
Loans held-in-portolio excluding impaired loans		1,059,000
Loans held-in-portfolio	1,197,661	1,059,507
Puerto Rico | Consumer
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	173,965	144,594
Impact of adopting CECL	122,492
Provision (reversal of provision)	134,391	157,331
Initial allowance for credit losses - PCD Loans	0
Charge-offs	(170,023)	(167,983)
Recoveries	36,311	40,023
Balance at end of period	297,136	173,965
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		20,259
General ALLL		153,706
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	7,467	7,199
Impact of CECL	(7,467)
Provision	0	268
Balance at end of period	0	7,467
Impaired loans		91,157
Loans held-in-portolio excluding impaired loans		5,464,220
Loans held-in-portfolio		5,555,377
Popular U.S.
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	45,057	62,190
Impact of adopting CECL	44,739
Provision (reversal of provision)	76,471	30,028
Charge-offs	(21,050)	(64,324)
Recoveries	11,283	17,163
Balance at end of period	156,500	45,057
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		3,771
General ALLL		41,286
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	278	233
Impact of CECL	1,034
Provision	5,015	45
Balance at end of period	6,327	278
Impaired loans		21,117
Loans held-in-portolio excluding impaired loans		7,205,524
Loans held-in-portfolio	7,811,916	7,226,641
Popular U.S. | Construction
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	4,204	6,538
Impact of adopting CECL	(2,986)
Provision (reversal of provision)	8,155	(127)
Charge-offs	(1,509)	(2,215)
Recoveries	1,220	8
Balance at end of period	9,084	4,204
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		4,204
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	119	101
Impact of CECL	584
Provision	3,765	18
Balance at end of period	4,468	119
Impaired loans		0
Loans held-in-portolio excluding impaired loans		693,622
Loans held-in-portfolio	761,659	693,622
Popular U.S. | Mortgages
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	4,827	4,434
Impact of adopting CECL	10,431
Provision (reversal of provision)	4,891	828
Charge-offs	(59)	(605)
Recoveries	69	170
Balance at end of period	20,159	4,827
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		2,208
General ALLL		2,619
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of CECL	0
Provision	0	0
Balance at end of period	0	0
Impaired loans		9,386
Loans held-in-portolio excluding impaired loans		1,007,398
Loans held-in-portfolio	1,120,537	1,016,784
Popular U.S. | Legacy
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	630	969
Impact of adopting CECL	382
Provision (reversal of provision)	309	(1,738)
Charge-offs	(102)	105
Recoveries	174	1,294
Balance at end of period	1,393	630
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		630
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	6	0
Impact of CECL	(2)
Provision	(4)	6
Balance at end of period	0	6
Impaired loans		0
Loans held-in-portolio excluding impaired loans		22,105
Loans held-in-portfolio	15,473	22,105
Popular U.S. | Commercial
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	15,989	31,901
Impact of adopting CECL	29,103
Provision (reversal of provision)	59,711	15,496
Charge-offs	(1,976)	(40,329)
Recoveries	4,119	8,921
Balance at end of period	106,946	15,989
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		15,989
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	152	132
Impact of CECL	453
Provision	1,148	20
Balance at end of period	1,753	152
Impaired loans		2,097
Loans held-in-portolio excluding impaired loans		5,049,524
Loans held-in-portfolio		5,051,621
Popular U.S. | Consumer
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	19,407	18,348
Impact of adopting CECL	7,809
Provision (reversal of provision)	3,405	15,569
Charge-offs	(17,404)	(21,280)
Recoveries	5,701	6,770
Balance at end of period	18,918	19,407
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		1,563
General ALLL		17,844
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	1	0
Impact of CECL	(1)
Provision	106	1
Balance at end of period	$ 106	1
Impaired loans		9,634
Loans held-in-portolio excluding impaired loans		432,875
Loans held-in-portfolio		$ 442,509